Variable Interest Entities and Securitizations (Consolidated Assets of Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2022	Mar. 31, 2022
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 250,751,368	¥ 231,550,704
Significant unconsolidated VIEs- Maximum exposure to loss	809,000	809,000
Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	12,174,665	11,574,978
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	3,151,000	3,582,000
Asset-backed commercial paper/loan programs | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,991,000	2,709,000
Asset-backed securitizations
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	121,000	90,000
Asset-backed securitizations | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	1,653,000	1,363,000
Asset-backed securitizations | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	199,000	190,000
Investments in securitization products | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	387,000	388,000
Investment funds
Variable Interest Entity [Line Items]
Significant unconsolidated VIEs- Maximum exposure to loss	688,000	719,000
Investment funds | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,060,000	1,816,000
Investment funds | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	2,952,000	3,392,000
Trust arrangements and other | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets of MHFG	¥ 5,084,000	¥ 5,299,000